Cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of cash and bank balances

	At December 31,

(Euro thousands)	2022	2021

Cash on hand	391	376
Bank balances	91,506	88,296

Total cash and cash equivalents	91,897	88,672
Restricted cash	—	309

Total cash and bank balances	91,897	88,981

Summary of reconciliation of cash and cash equivalents
The following table provides a reconciliation of cash and cash equivalents per cash flow statement:

	At December 31,

(Euro thousands)	2022	2021

Total cash and cash equivalent s	91,897	88,672
Bank overdrafts	(148)	(14)

Net cash and cash equivalents per cash flow statement	91,749	88,658